17. Discontinued Operations (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Total assets
Accounts payable	167,244	167,244
Other accrued	16,250	16,250
Equity, net	(183,494)	(183,494)
Total liabilities and shareholder's deficit